Expense Example - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Industrials Portfolio - VIP Industrials Portfolio - Initial Class	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 63
3 years	199
5 years	346
10 years	$ 774